Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000012322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class A Shares)
Average Annual Return, Percent	4.55%	12.10%	6.90%
C000012324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class C Shares)
Average Annual Return, Percent	8.78%	12.74%	7.04%
C000012320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class I Shares)
Average Annual Return, Percent	10.59%	13.59%	7.75%
C000012321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class L Shares)
Average Annual Return, Percent	10.77%	13.78%	7.96%
C000070637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R2 Shares)
Average Annual Return, Percent	10.04%	13.02%	7.20%
C000173569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R3 Shares)
Average Annual Return, Percent	10.30%	13.30%	7.47%
C000173570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R4 Shares)
Average Annual Return, Percent	10.61%	13.59%	7.74%
C000173241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R5 Shares)
Average Annual Return, Percent	10.78%	13.76%	7.92%
C000173242 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R6 Shares)
Average Annual Return, Percent	10.86%	13.87%	8.01%
Without Sales Load [Member] | C000012322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.35%	13.31%	7.48%
Without Sales Load [Member] | C000012324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.78%	12.74%	7.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.53%	13.71%	8.39%